Prepaid Expenses and Other Current Assets	12 Months Ended
Sep. 30, 2023
Prepaid Expenses and Other Current Assets [Abstarct]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

		As of September 30,
		2022	2023
		HK$	HK$
Prepaid expenses		238,659	679,882
Advances to staff	(A)	106,523	84,611
Deposits	(B)	628,609	673,864
Others		—	151,902
		973,791	1,590,259

(A)	Advances are made to staff for their purchases of miscellaneous consumables in order to perform daily work.

(B)	Deposits consist of deposits paid to utility service providers such as power and water supplies, landlords of the leased properties and carparking spaces, and management offices of the leased or owned properties. The deposits are refundable upon termination or expiry of corresponding services and rental.

No provision was made for doubtful accounts of prepaid expenses and other current assets for the years ended September 30, 2021, 2022, and 2023.